Summary of Significant Accounting Policies (Details - Intangible assets)	12 Months Ended
Dec. 31, 2023
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset estimated useful lives	5 Years
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset estimated useful lives	55%